Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

Note 4 -  Inventories

	December 31,
	2011	2010
Raw materials and components	$13,051	$12,782
Work-in-progress	6,169	4,973
Finished goods	8,627	6,947

	$27,847	$24,702

Inventories are presented in:

	December 31,
	2011	2010
Current assets	$22,921	$19,076
Non-current assets	4,926	5,626
	$27,847	$24,702

Long term Inventory:

At December 31, 2011, $4,926 of the Company's components inventory is in excess of requirements for the year 2012 based on management's estimate of sales. This long term components inventory is mainly comprised of imaging sensor and transmitter of its PillCam capsules and raw material used for the production of new products. Management believes that this amount will be utilized according to its forecasted sales.